INCOME TAX - Components recognized in income statement (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
Fiscal term	$ (1,814,435)	$ (1,779,538)	$ (2,644,173)
Prior fiscal terms	161,501	46,791	39,137
Total current tax	(1,652,934)	(1,732,747)	(2,605,036)
Deferred tax
Fiscal term	(660,591)	(258,046)	(80,663)
Adjustments for deferred tax of prior periods	(67,083)	(23,966)	0
Adjustments for consolidation purposes	(11,728)	82,204	(62,722)
Total deferred tax	(739,402)	(199,808)	(143,385)
Total income tax	$ (2,392,336)	$ (1,932,555)	$ (2,748,421)
Colombia
Deferred tax
Nominal income tax rate	35.00%	35.00%	31.00%
Income tax points liquidated	5.00%	5.00%	3.00%